Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other investing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Proceeds from disposal of stream assets	$ 0	$ 283
Proceeds from disposal of subsidiary	0	50
Purchase of property and equipment	(4)	0
Reclamation bonds	9	0
Total	$ 5	$ 333